CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 365,295	€ 348,357
Trade receivables	93,552	77,106
Contract assets	123,456	93,562
Other assets and prepayments	72,287	46,601
Income tax receivables	15,884	7,624
Total current assets	670,474	573,250
Non-current assets
Property and equipment	79,343	66,240
Intangible assets and goodwill	2,033,653	1,607,057
Other financial assets and other non-current assets	60,517	11,718
Deferred tax assets	28,748	36,376
Total non-current assets	2,202,261	1,721,391
Total assets	2,872,735	2,294,641
Current liabilities
Loans and borrowings	11,010	10,022
Trade and other payables	426,857	259,742
Other liabilities	94,677	68,271
Contract liabilities	35,195	30,200
Income tax liabilities	6,891	5,599
Total current liabilities	574,630	373,834
Non-current liabilities
Loans and borrowings	51,842	36,697
Trade payables	1,209,876	895,679
Contract liabilities	38,024	37,711
Other non-current liabilities	3,880	1,830
Deferred tax liabilities	16,146	19,043
Total non-current liabilities	1,319,768	990,960
Total liabilities	1,894,398	1,364,794
Equity
Ordinary shares	27,582	27,551
Treasury shares	(79,388)	(18,813)
Additional paid-in capital	682,475	668,254
Retained earnings	342,051	221,942
Other reserves	5,615	26,220
Equity attributable to owners of the Company	978,335	925,154
Non-controlling interest	2	4,693
Total equity	978,337	929,847
Total liabilities and equity	€ 2,872,735	€ 2,294,641